Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Potential Future Environmental Contingency

The Company’s planned exploration and development activities are subject to various federal and state laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally have become more restrictive. The Company will conduct its operations to protect public health and the environment and believes that its current engineering operations are materially in compliance with all applicable laws and regulations. While the Company’s mining activities are not yet operational, the Company has made, and expects to make in the future, expenditures to comply with all local and federal environmental laws and regulations. The ultimate amount of reclamation and other future site-restoration costs to be incurred for future mining interests is unknown and uncertain as of June 30, 2025.

Litigation

From time to time, the Company may become subject to legal proceedings, claims or litigation arising in the ordinary course of business. In addition, the Company may receive notices alleging infringement of patents or other intellectual property rights. The outcomes of any legal proceedings, claims, notices or litigation are subject to uncertainty, and any claims against the Company, whether meritorious or not, can be time-consuming, result in costly litigation, require significant management time, create negative perceptions with communities, stakeholders, and government agencies and result in the diversion of significant operational resources. If an unfavorable outcome was to occur in any proceeding, claim or litigation, the Company could be adversely affected in the period in which they are resolved and the impact could be material to the Company’s business, financial condition, cash flow or results of operations, depending on the specific circumstances of the outcome. The Company accrues loss contingencies when it is both probable that the Company will incur the loss and when it can reasonably estimate the amount of the loss or range of loss.

Ramco Complaint

A complaint was filed in Delaware Chancery Court by Ramco Asset Management, LLC (“Ramco”), US Trading Company Metals RE, LLC, and DinSha Dynasty Trust (“DinSha”) (collectively, the “Plaintiffs”) on July 29, 2022 against USA Rare Earth, LLC (“USARE LLC”), Morzev Pty Ltd., Mordechai Gutnick ATF the Morzev Trust, Mordechai Gutnick, and Pini Althaus (collectively, the “Defendants”), captioned Ramco Asset Management, LLC v. USA Rare Earth, LLC, C.A. No. 2022-0665-SG (as amended, the “Complaint”). In connection with this matter and a disagreement regarding the number of units of USARE LLC that were issued to the Plaintiffs in transactions during 2019, the Complaint alleged causes of action for breach of contract, breach of fiduciary duty, breach of the Corporations Act (Australia), fraud and misrepresentation, and breach of the duty of good faith and fair dealing. The Complaint seeks a variety of relief, including compensatory and punitive damages, curative equity, attorneys fees and expenses and other relief as may be granted by the court. USARE LLC thereafter filed a motion to dismiss Plaintiffs’ claims. After motion practice and argument, the court dismissed all claims, except for Ramco’s alleged breach of contract claim and alleged breach of good faith and fair dealing as asserted against the Company. On July 1, 2025, USARE LLC, Ramco, DinSha and Stewart Kleiner entered into a settlement agreement in full settlement of, amongst other things, the Complaint. See subsection “Ramco Complaint and Kleiner Notice Settlement” below.

Kleiner Notice

On April 1, 2025, the Company received notice from Stewart Kleiner (Managing Member of Ramco and Grantor of DinSha) asserting that a milestone triggering payment of certain equity outlined in a May 10, 2019 advisory agreement (the “Milestone Payment Notice”) had been achieved as a result of the Company’s reverse merger with Inflection Point Acquisition Corp. II. A July 28, 2019 amendment to the advisory agreement guaranteed payment of the equity by Mordechai Gutnick in the event of a conflict between Mr. Kleiner and the Company. On July 1, 2025, the Company, USARE LLC, Ramco, DinSha and Mr. Kleiner entered into a settlement agreement in full settlement of, amongst other things, the Milestone Payment Notice and the guaranteed payment of equity by Mr. Gutnick was released. See subsection “Ramco Complaint and Kleiner Notice Settlement” below.

Ramco Complaint and Kleiner Notice Settlement

On July 1, 2025, Ramco, DinSha, Mr. Kleiner, the Company and USARE LLC entered into a settlement agreement and release pursuant to which, in full settlement of the Complaint and the Milestone Payment Notice, amongst other things, the Company agreed to issue 159 thousand shares of Common Stock to DinSha and agreed to pay $150 thousand to Ramco. The settlement agreement is expressly not to be construed as an admission of liability by the Company. During the second quarter of 2025, the Company determined that the consideration paid (both cash and the fair value of the Common Stock components) were both probable and estimable, and should be classified as settlement of litigation. During the quarter ended June 30, 2025, the Company recorded an estimated fair value charge of $1.8 million in its Condensed Consolidated Statements of Operations.

Transaction Bonus

The Company has agreements with certain individuals and entities that require payment of cash and/or equity upon certain criteria as defined by the applicable agreement. The transaction bonuses are recognized when they are deemed to be probable or when the qualifying transaction has been consummated.

During the three months ended March 31, 2025, the Company completed the Merger, which triggered $1.9 million of cash bonuses to certain employees and consultants pursuant to existing transaction bonus agreements, of which, $0.8 million and $1.9 million were paid out in the three and six months ended June 30, 2025, respectively. The expense for the cash bonuses was recognized in Selling, general and administrative operating expense in the Company’s Condensed Consolidated Statements of Operation.

In addition, approximately 0.38 million USARE LLC Class A units were issued to certain consultants pursuant to existing transaction bonus agreements which provided for the payment of these Class A units immediately prior to the completion of the Merger. The Class A units were then converted to common stock at closing for $0.8 million. The Company also accrued $0.2 million for restricted stock units to be issued to a certain employee. The expense for the equity transaction bonuses was recognized in Equity-based compensation.

As of June 30, 2025, the Company has agreements in place regarding the potential payment of up to $1.5 million in cash related to other transaction bonuses which are not triggered by the Merger. No amounts were accrued for these bonuses as of June 30, 2025 and December 31, 2024, as the triggering event had not occurred.